Net Operating Revenue	12 Months Ended
Dec. 31, 2023
Net Operating Revenue
Net Operating Revenue

30.	Net Operating Revenue

					Service	Net revenue
	Gross	PIS/Pasep	ICMS	Sectorial	tax		Restated	Restated
	revenues	and Cofins	(VAT)	charges	(ISSQN)	12.31.2023	12.31.2022	12.31.2021
Electricity sales to final customers	10,384,872	(846,531)	(1,234,983)	(357,190)	-	7,946,168	7,510,037	7,237,677
Electricity sales to distributors	4,235,612	(553,593)	(17,038)	(62,193)	-	3,602,788	3,814,409	3,801,277
Use of the main distribution and transmission grid	10,930,593	(913,793)	(1,481,845)	(2,532,763)	-	6,002,192	4,828,841	5,295,074
Construction income	2,333,787	-	-	-	-	2,333,787	2,164,134	1,940,337
Fair value of assets from the indemnity for the concession	62,167	-	-	-	-	62,167	79,169	108,733
Result of sectorial financial assets and liabilities	1,070,196	(98,993)	-	-	-	971,203	1,676,936	2,270,859
Other operating revenue	629,792	(64,508)	(34)	-	(4,087)	561,163	461,815	322,259
	29,647,019	(2,477,418)	(2,733,900)	(2,952,146)	(4,087)	21,479,468	20,535,341	20,976,216

30.1	Revenue details

Consolidated		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Electricity sales to final customers	10,384,872	11,392,957	12,296,456
Consumers - Power distribution	6,779,582	7,962,325
Free consumers	2,723,661	2,692,303	2,203,320
Donations and grants	881,629	738,329	671,752
Electricity sales to distributors	4,235,612	4,534,515	4,529,478
Bilateral contracts	2,112,486	2,923,509	2,390,859
Regulated contracts	1,582,836	1,033,405	1,026,124
Electric Energy Trade Chamber - CCEE	425,920	459,162	978,013
Effective interest - grant bonus (Note 9.2)	114,370	118,439	134,482
Use of the main distribution and transmission grid	10,930,593	9,843,657	10,088,231
Consumers	10,058,379	8,936,568
Concessionaires and generators	106,564	86,160	79,493
Operating and maintenance income - O&M and interest income	765,650	820,929	1,071,975
Construction income	2,333,787	2,164,134	1,940,337
Power distribution service concession	2,234,542	2,048,022	1,700,889
Power transmission concession (a)	99,245	116,112	239,448
Fair value of assets from the indemnity for the concession	62,167	79,169	108,733
Result of sectorial financial assets and liabilities	1,070,196	1,847,863	2,502,324
Other operating revenue	629,792	522,746	358,902
Leasing and rent (30.2)	464,184	374,801	253,049
Fair value in the purchase and sale of power	5,045	32,747	-
Income from rendering of services	41,891	59,048	91,901
Other income	118,672	56,150	13,952
GROSS OPERATING REVENUE	29,647,019	30,385,041	31,824,461
(-) Pis/Pasep and Cofins	(2,477,418)	(2,516,317)	(2,532,675)
(-) ICMS (VAT)	(2,733,900)	(3,657,564)	(4,822,236)
(-) Service tax (ISSQN)	(4,087)	(6,351)	(6,992)
(-) Sectorial charges (30.3)	(2,952,146)	(3,669,468)	(3,486,342)
NET OPERATING REVENUE	21,479,468	20,535,341	20,976,216
(a) The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 10.3

30.2	Leases and rentals

30.2.1 Revenue from leases and rentals

	12.31.2023	12.31.2022	12.31.2021
Equipment and structures	461,992	373,036	251,953
Facilities sharing	2,192	1,765	1,096
	464,184	374,801	253,049

30.3	Regulatory charges

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Energy Development Account - "CDE " - Power distribution service concession (30.3.1)	2,659,092	2,670,262	1,737,716
Other charges - rate flags (30.3.2)	1,216	724,414	1,480,361
Research and development and energy efficiency - R&D and EEP	161,039	153,152	168,591
Global Reversion Reserve - RGR quota	46,750	42,103	44,372
Energy Development Account - "CDE " - Power transmission concession	68,901	65,460	42,973
Inspection fee	15,148	14,077	12,329
	2,952,146	3,669,468	3,486,342

30.3.1	Energy Development Account - CDE - power distribution concession

CDE, created by Law no. 10438/2002, amended by Law No. 12783/2013, which aims to promote energy development in the national territory, has as one of its fund sources the tariff charge attributed to end consumers in the tariff processes and periodically paid by the distributor. Annual charge amounts are defined by Aneel through approval resolutions and managed by CCEE.

As of June 2023, the Company began to pay the monthly CDE Water Shortage Account fee of R$6,454. This payment will be made over the next 4 years and refers to the return of the amount of R$145,844 received in 2022 to cover the additional costs associated with the water shortage situation that affected the country throughout 2021. The funds were centralized in the Water Shortage Account, created for this purpose, under the management of the CCEE.

In addition, as of June 2023, Copel DIS started collecting the CDE Distributed Generation - “GD”, in the monthly amount of R$9,303, according to Resolution No. 3,175/2023. The subsidy stems from Law No. 14.300/2022, which established the Legal Framework for Distributed Micro and Mini-Generation - “MMGD”.

The balance is as follows:

	Period	12.31.2023	12.31.2022	12.31.2021

"CDE USO"	Quotas (a)	2,201,372	2,321,875	1,534,490
	Covid Account (b)	183,444	183,444	107,009
	Water shortage (c)	1,725	-	-
	Preliminary injunctions (e)	(963)	-	-
		2,385,578	2,505,319	1,641,499

"CDE ENERGIA"	Covid Account (b)	164,943	164,943	96,217
	Water shortage (c)	43,453	-	-
	Distributed Generation (d)	65,118	-	-
		273,514	164,943	96,217

		2,659,092	2,670,262	1,737,716
(a)	"CDE Uso": Aneel Resolution No. 3,175/2023 (April-December/23); Aneel Resolution No. 3,165/2022 (January-March/23), Aneel Resolution No. 3,034/2022 (May-December/22); Aneel Resolution No. 3,004/2021 (January-April/22).
(b)	"CDE Uso" and "CDE Energia" - Covid Account: Aneel Order No. 939/2021 (June/21 to December/25).
(c)	"CDE Uso" and "CDE Energia" - Water shortage: Aneel Order No. 10,939/2022 and Aneel Resolution No.
(d)	"CDE Energia" - Distributed Generation: Aneel Resolution No. 3,175/2023 (June-December/23).
(e)	CDE injunctions: refer to tariff differences returned to the consumer, as published in Aneel Order No. 3225/2022, the amounts being deducted from the monthly CDE quotas in order to guarantee neutrality for the distributor, as established in Aneel Order No. 1576/2016.

30.3.2	Tariff flag

The tariff flag system was created by Aneel Regulatory Resolution No. 547/2013, effective from 2015, to indicate whether an increase in the electric energy value to be passed on to end consumers would apply depending on the conditions for electricity generation. Since the improvement in hydric conditions in the country, the green flag has prevailed, with no additional tariffs.

30.4 Copel DIS annual tariff adjustment

The result of the 2023 Annual Tariff Adjustment of Copel DIS was approved by Aneel through Resolution No. 3,209 of June 20, 2023, authorizing the average readjustment of 10.50% perceived by consumers (4.9% in June 2022), with application to tariffs from June 24, 2023. The average readjustment was 8.31% for high voltage consumers and 11.73% for low voltage consumers (9.32% and 2.68% in 2022).